                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-02201

Exact Name of Registrant as specified in charter: 1838 Bond-Debenture Trading Fund

Address of principal executive offices: 113 King Street, Armonk, NY 10504

Name and address of agent for service: Clifford D. Corso, 113 King Street, Armonk, NY 10504

Copies to: Thomas E. Stabile, 113 King Street, Armonk, NY 10504

Registrant's telephone number, including area code: (914) 273-4545

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

ITEM 1: SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)                               JUNE 30, 2005

                                                              MOODY'S/
                                                             STANDARD &
                                                              POOR'S           PRINCIPAL          AMORTIZED COST          VALUE
                                                              RATING*        AMOUNT (000'S)          (NOTE 1)           (NOTE 1)
                                                             ----------      --------------       --------------        --------
LONG TERM DEBT SECURITIES (96.54%)

AUTOMOBILES & RELATED (7.96%)
Auburn Hills Trust, Gtd. Ctfs., 12.375%, 05/01/20.........     A3/BBB            $1,000             $ 1,000,000         $ 1,514,025
Ford Holdings, Inc., Gtd., 9.30%, 03/01/30................    Baa3/BB+            1,000               1,108,375             951,792
Ford Motor Co., Debs., 8.90%, 01/15/32....................    Baa3/BB+            1,560               1,544,465           1,423,909
Ford Motor Credit Co., 7.00%, 10/01/13....................    Baa2/BB+            2,000               2,054,860           1,918,958
General Motors Acceptance Corp., Notes, 7.25%, 03/02/11...     Baa2/BB            1,000               1,006,897             937,672
General Motors Acceptance Corp., Notes, 6.125%, 09/15/06..     Baa2/BB            1,000                 995,963           1,000,716
Meritor Automotive, Notes, 6.80%, 02/15/09................     Ba2/BB               500                 511,646             495,000
                                                                                                    -----------         -----------
                                                                                                      8,222,207           8,242,072
                                                                                                    -----------         -----------
ELECTRIC UTILITIES (5.43%)
Dominion Resources Inc., Sr. Notes, 6.75%, 12/15/32.......    Baa1/BBB+           1,000                 997,647           1,149,513
Hydro-Quebec, Gtd. Debs., 8.25%, 04/15/26.................      A1/A+             1,550               1,485,232           2,258,855
Midamerican Funding LLC, 6.927%, 03/01/29.................    Baa1/BBB+             500                 500,000             595,469
NSTAR, Notes, 8.00%, 02/15/10.............................      A2/A-               500                 498,860             573,815
Old Dominion Electric Corp., 6.25%, 06/01/11..............     Aaa/AAA              500                 500,392             546,876
PSEG Power, Notes, 5.00%, 04/01/14........................    Baa1/BBB              500                 499,402             504,402
                                                                                                    -----------         -----------
                                                                                                      4,481,533           5,628,929
                                                                                                    -----------         -----------
FINANCIAL (18.36%)
AIG Sunamer Glob Fin VI, 6.30%, 05/10/11, 144A............     Aa2/AA+            1,000               1,092,852           1,089,894
Bank of America, Sub. Notes, 7.40%, 01/15/11..............     Aa3/A+             1,000               1,046,780           1,144,479
BB&T Corp., Sub. Notes, 6.50%, 08/01/11...................      A1/A-               500                 498,219             555,015
Citicorp Capital II, Gtd., 8.015%, 02/15/27...............      Aa2/A             2,000               2,010,925           2,172,616
General Electric Capital Corp., Notes, 6.75%, 03/15/32....     Aaa/AAA            1,500               1,547,656           1,850,982
Goldman Sachs Group Inc., Gtd., 6.345%, 02/15/34..........      A1/A-             1,500               1,509,691           1,625,264
Household Finance Corp., Notes, 6.75%, 05/15/11...........      A1/A              1,500               1,499,857           1,664,925
HSBC America Capital II, Gtd., 8.38%, 05/15/27, 144A......      NA/A-             2,500               2,564,483           2,748,993
i Star Financial, 6.00%, 12/15/10.........................    Baa3/BBB-             500                 514,797             520,072
Landesbank Baden-Wurtt NY, Sub. Notes, 6.35%, 04/01/12....     Aaa/AA+              500                 498,973             562,980
Penn Central Corp., Sub. Notes, 10.875%, 05/01/11.........      WR/NR             1,500               1,566,796           1,777,500
Residential Capital Corp 6.375% 06/30/10, 144A............    Baa2/BBB-           1,000                 997,062           1,004,812
Sanwa Bank Ltd., Sub. Notes, 7.40%, 06/15/11..............      A2/A-               500                 488,626             566,071
UBS PFD Funding Trust I, Gtd., 8.622%, 10/29/49...........     A1/AA-             1,000               1,007,881           1,188,122
XL Capital Europe PLC, Gtd., 6.50%, 01/15/12..............      A2/A                500                 498,085             543,421
                                                                                                    -----------         -----------
                                                                                                     17,342,681          19,015,145
                                                                                                    -----------         -----------
INDUSTRIAL, MATERIALS & MISC. (18.30%)
Abitibi-Consolidated Inc., Debs., 8.85%, 08/01/30.........     Ba3/BB-            2,000               1,999,789           1,915,000
Case New Holland, Sr. Notes, 6.00%, 06/01/09, 144A........     Ba3/BB-              500                 497,713             480,000
Darden Restaurants Inc., Debs., 7.125%, 02/01/16..........    Baa1/BBB+             500                 441,867             588,640
EOP Operating LP, Sr. Notes, 7.25%, 02/15/18..............    Baa2/BBB+           1,000                 993,729           1,169,973
Harcourt General Inc., Sr. Debs., 8.875%, 06/01/22........      WR/A-             2,000               2,133,343           2,800,038
Host Marriott LP, Sr. Notes, 7.00%, 08/15/12..............     Ba3/B+               500                 526,172             518,750
IMC Global, Debs., 6.875%, 07/15/07.......................      B1/B+               500                 519,716             506,250
Liberty Property Trust, Sr. Notes, 7.50%, 01/15/18........    Baa2/BBB            1,000                 999,175           1,209,440
MGM Mirage, Co Gty, 6.00%, 10/01/09.......................     Ba2/BB               500                 498,805             502,500
Mohegan Tribal Gaming Auth., Sr. Notes, 6.375%, 07/15/09..     Ba3/B+               500                 515,266             510,000
Monsanto Co (Pharmacia Corp), 6.50%, 12/01/18.............     Aaa/AAA              500                 580,400             587,082
Quebecor World Inc., Gtd., 6.125%, 11/15/13...............    Baa3/BBB-           1,500               1,510,129           1,432,050
Royal Caribbean Cruises, Sr. Notes, 6.75%, 03/15/08.......     Ba1/BB+            1,000                 936,493           1,045,000
Smurfit Capital Funding, Debs., 7.50%, 11/20/25...........     B1/BB-             2,000               1,991,914           1,880,000
Starwood Hotels & Resorts, Gtd., 7.875%, 05/01/12.........     Ba1/BB+            1,000                 996,267           1,127,500
Tyco Int'l. Group SA, Gtd., 6.875%, 01/15/29..............    Baa3/BBB              750                 658,248             895,228
Union Camp Corp., Debs., 9.25%, 02/01/11..................    Baa2/BBB            1,500               1,493,577           1,792,517
                                                                                                    -----------         -----------
                                                                                                     17,292,601          18,959,967
                                                                                                    -----------         -----------

SCHEDULE OF INVESTMENTS (UNAUDITED)--CONTINUED                    JUNE 30, 2005

                                                              MOODY'S/
                                                             STANDARD &
                                                              POOR'S           PRINCIPAL          AMORTIZED COST          VALUE
                                                              RATING*        AMOUNT (000'S)          (NOTE 1)           (NOTE 1)
                                                             ----------      --------------       --------------        --------
OIL & GAS (8.18%)
Apache Corp., Notes, 7.70%, 03/15/26......................      A3/A-            $  500             $   522,722        $    670,401
ChevronTexaco, Debs., 7.50%, 03/01/43.....................     Aa3/AA             2,000               1,978,660           2,404,538
ConocoPhillips, 5.90%, 10/15/32...........................      A3/A-             1,000               1,023,460           1,123,434
Transocean Inc., Notes, 7.50%, 04/15/31...................     Baa2/A-              500                 497,798             653,590
Western Atlas Inc., Debs., 8.55%, 06/15/24................      A2/A-             2,539               2,637,369           3,622,269
                                                                                                    -----------        ------------
                                                                                                      6,660,008           8,474,232
                                                                                                    -----------        ------------
TELECOMMUNICATIONS & MULTIMEDIA (20.25%)
Comcast Corp., Gtd., 7.05%, 3/15/33.......................    Baa2/BBB+           2,000               2,191,764           2,361,288
Continental Cablevision, Sr. Debs., 9.50%, 08/01/13.......    Baa2/BBB+           1,000               1,048,467           1,051,525
CSC Holdings, Sr. Notes, 7.25%, 07/15/08..................     B1/BB-               500                 529,790             501,250
Dex Media West LLC, Sr. Notes, 8.50%, 08/15/10............      B1/B                500                 539,478             545,000
Deutsche Telekom International, Gtd., 8.25%, 06/15/30.....      A3/A-             2,000               2,506,405           2,707,958
Echostar DBS Corp, Sr. Notes, 5.75%, 10/01/08.............     Ba3/BB-              500                 497,058             496,875
GTE Corp. Deb., 6.94%, 04/15/28...........................      A3/A+             2,000               2,108,279           2,311,346
News America Holdings Inc., Gtd., 7.90%, 12/01/95.........    Baa3/BBB-           1,400               1,298,784           1,682,449
SBC Communications Inc., Notes, 5.875%, 08/15/12..........      A2/A                500                 494,120             536,875
Sprint Capital Corp., 6.90%, 05/01/19.....................    Baa3/BBB-           1,750               1,760,548           2,004,256
Time Warner Inc., Debs., 9.15%, 02/01/23..................    Baa1/BBB+           3,000               3,138,293           4,118,886
Verizon Global Funding Corp., Notes, 7.75%, 12/01/30......      A2/A+             1,646               1,674,910           2,125,396
Viacom Inc., Sr. Debs., 7.875%, 07/30/30..................     A3/BBB+              250                 246,375             293,268
                                                                                                    -----------        ------------
                                                                                                     18,034,272          20,736,370
                                                                                                    -----------        ------------
MORTGAGE BACKED SECURITIES (9.18%)
FHLMC Pool # A15675, 6.00%, 11/01/33......................     Aaa/AAA            1,795               1,859,159           1,842,270
FNMA Pool # B11892, 4.50%, 01/01/19.......................     Aaa/AAA            2,071               2,091,394           2,063,684
FNMA Pool # 763852, 5.50%, 02/01/34.......................     Aaa/AAA            3,289               3,364,440           3,335,588
FNMA Pool # 754791, 6.50%, 12/01/33.......................     Aaa/AAA            2,044               2,151,956           2,116,154
GNSF Pool # 417239 7.00%, 02/15/26........................     Aaa/AAA               97                  98,326             103,352
GNSF Pool # 780374 7.50%, 12/15/23........................     Aaa/AAA               46                  45,739              49,663
                                                                                                    -----------        ------------
                                                                                                      9,611,015           9,510,711
                                                                                                    -----------        ------------
U.S. GOVERNMENT & AGENCIES (9.11%)
U.S. Treasury Bonds, 10.75%, 08/15/05.....................     Aaa/AAA            1,600               1,607,296           1,614,688
U.S. Treasury Bonds, 7.875%, 02/15/21.....................     Aaa/AAA            3,900               4,024,011           5,520,481
U.S. Treasury Bonds, 8.125%, 08/15/21.....................     Aaa/AAA            1,000               1,013,093           1,451,719
U.S. Treasury Bonds, 6.25%, 05/15/30......................     Aaa/AAA              650                 724,286             846,650
                                                                                                    -----------        ------------
                                                                                                      7,368,686           9,433,539
                                                                                                    -----------        ------------
TOTAL LONG TERM DEBT SECURITIES...........................                                           89,013,003         100,000,964
                                                                                                    -----------        ------------
                                                                                 SHARES
INVESTMENT COMPANIES (1.88%)                                                     ------
High Yield Plus Fund......................................                           33                 223,876             133,665
Evergreen Select Money Market Fund - I Shares.............                          983               1,813,867           1,813,867
                                                                                                    -----------        ------------
                                                                                                      2,037,743           1,947,532
                                                                                                    -----------        ------------
TOTAL INVESTMENTS (98.42%)................................                                          $91,050,746         101,948,496
                                                                                                    ===========
OTHER ASSETS AND LIABILITIES (1.58%)......................                                                                1,638,413
                                                                                                                       ------------
NET ASSETS (100.00%)......................................                                                             $103,586,910
                                                                                                                       ============

* Ratings for debt securities are unaudited.
144A-- Securities were purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 5.14% of net assets.
Legend

Ctfs. - Certificates
Debs. - Debentures
Gtd. - Guaranteed
Sr. - Senior
Sub. - Subordinated

ITEM 2: CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3: Exhibits.

(1) Separate certifications by the registrant's principal executive officer and principal financial officer, required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1838 Bond-Debenture Trading Fund

BY: /s/ Clifford D. Corso
    ----------------------------------
    Clifford D. Corso
    President

Date: August 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


BY: /s/ Clifford D. Corso
    ----------------------------------
    Clifford D. Corso
    President
    (Principal Executive Officer)

Date: August 30, 2005

BY: /s/ Marc D. Morris
    ----------------------------------
    Marc D. Morris
    Treasurer
    (Principal Financial Officer)

Date: August 30, 2005

                                 CERTIFICATION
            Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

I, Clifford D. Corso, certify that:

1.       I have reviewed this report on Form N-Q of 1838 Bond-Debenture Trading
         Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.





Date: August 30, 2005                      /s/ Clifford D. Corso
      ------------------------             --------------------------------
                                           Clifford D. Corso
                                           President
                                           (Principle Executive Officer)

                                 CERTIFICATION
            Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

I, Marc D. Morris, certify that:

1.       I have reviewed this report on Form N-Q of 1838 Bond-Debenture Trading
         Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.





Date: August 30, 2005                        /s/ Marc D. Morris
      --------------------                   -----------------------------------
                                             Marc D. Morris
                                             Treasurer
                                             (Principle Financial Officer)